Income Taxes - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense	¥ (2,681,445)	$ (410,949)	¥ 147,335	¥ (36,114)
Current tax expense	3,519		75,671	1,718
Deferred income tax expenses (benefits)	3,451	529	(3,695)	2,292
Total income tax expense	¥ 6,970	$ 1,068	¥ 71,976	¥ 4,010